Finance Income And Costs - Summary of Finance Income And Cost (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Finance Income And Costs [Line Items]
Finance income	₩ 3,476	₩ 4,187	₩ 2,073
Finance costs	3,833	1,594	1,002
Interest Income
Disclosure Of Finance Income And Costs [Line Items]
Finance income	1,088	1,626	819
Unrealized Foreign Currency Gain
Disclosure Of Finance Income And Costs [Line Items]
Finance income	321	119	81
Gain on Foreign Currency Transactions
Disclosure Of Finance Income And Costs [Line Items]
Finance income	2,067	2,442	1,173
Unrealized Foreign Currency Loss
Disclosure Of Finance Income And Costs [Line Items]
Finance costs	682	267	99
Loss on Foreign Currency Transactions
Disclosure Of Finance Income And Costs [Line Items]
Finance costs	2,965	1,050	891
Others
Disclosure Of Finance Income And Costs [Line Items]
Finance costs	₩ 186	₩ 277	₩ 12